Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Schedule of future gross minimum payments receivable in relation to non-cancellable time charter agreements

As of
December 31,
Period	2025
Not later than one year	123,559
Later than one year and not later than two years	95,323
Later than two years and not later than three years	85,611
Later than three years and not later than four years	28,540
Later than four years and not later than five years	6,371
Total	339,404